RELATED PARTY TRANSACTIONS - Transactions (Details) - Joint ventures - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Disclosure of transactions between related parties [line items]
Revenue	$ 166.0	$ 65.5
Purchases	2.5	2.4
Other income	$ 1.5	$ 1.4